Income Taxes - Effective income tax rate reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Loss Before Taxes	$ (1,169,425)	$ (716,943)	$ (808,710)
Statutory rate	34.00%	34.00%	34.00%
Computed expected tax recovery	$ (397,605)	$ (243,761)	$ (274,961)
Non-deductible expenses	67,418	119,469	123,694
Change in valuation allowance	330,187	124,292	151,267
Income tax expense